FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Interest Rate Risk (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	$ (9,957,817)	$ (2,639,428)	$ (279,633)
Equity	$ 6,067,514	$ 3,268,563	$ 1,383,185	$ 1,793,191
Floating Interest Rate [Member]
Interest-bearing financial instruments [Abstract]
Weighted average interest rate on cash at bank on hand and short-term deposits	1.89%	2.33%
Interest Rate Risk [Member]
Interest-bearing financial instruments [Abstract]
Financial assets	$ 7,238,489	$ 3,536,318
Interest Rate Risk [Member] | Cash at Bank and on Hand [Member]
Interest-bearing financial instruments [Abstract]
Financial assets	2,714,776	844,118
Interest Rate Risk [Member] | Short Term Deposits [Member]
Interest-bearing financial instruments [Abstract]
Financial assets	4,523,713	2,692,200
1% [Member] | Cash and Cash Equivalents [Member]
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	64,857	34,970
Equity	64,857	34,970
-1% [Member] | Cash and Cash Equivalents [Member]
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	(64,857)	(34,918)
Equity	$ (64,857)	$ (34,918)